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1996 ANNUAL REPORT

IDS Managed Allocation Fund
(prospectus enclosed)

(Icon of) gyroscope

The goal of IDS Managed Allocation Fund, a part of IDS Managed
Retirement Fund, Inc., is to maximize total return through a combination of growth of capital and current income.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

AMERICAN
EXPRESS
Financial
Advisors

Distributed by American Express Financial Advisors Inc.
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PAGE 2
(Icon of) gyroscope

Going where the action is

Today's investment marketplace is changing faster than ever. The key is to be in the right place at the right time. Managed Allocation Fund has that potential because it has the flexibility to make sweeping shifts in its asset mix to take advantage of expected trends in financial markets. While the focus historically has been on U.S. stocks, the Fund can also hold foreign stocks, as well as domestic and foreign bonds, plus cash-equivalent investments. For investors, such flexibility can mean opportunity.
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Contents

(Icon of) One open book inside of another.

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1996 annual report

From the president                                   4
From the portfolio management team                   4
Ten largest holdings                                 6
Making the most of the Fund                          7
Long-term performance                                8
Independent auditors' report (Fund)                  9
Financial statements (Fund)                         10
Notes to financial statements (Fund)                13
Independent auditors' report (Portfolio)            18
Financial statements (Portfolio)                    19
Notes to financial statements (Portfolio)           22
Investments in securities                           28
IDS mutual funds                                    42
Federal income tax information                      46

1996 prospectus

The Fund in brief                                   3p
Goal                                                3p
Investment policies and risks                       3p
Structure of the Fund                               4p
Manager and distributor                             4p
Portfolio management team                           4p
Alternative purchase arrangements                   5p

Sales charge and Fund expenses                      6p

Performance                                         8p
Financial highlights                                8p
Total returns                                      10p

Investment policies and risks                      12p
Facts about investments and their risks            12p
Valuing Fund shares                                16p

How to purchase, exchange or redeem shares         17p
Alternative purchase arrangements                  17p
How to purchase shares                             19p
How to exchange shares                             22p
How to redeem shares                               22p
Reductions and waivers of the sales charge         27p

Special shareholder services                       32p
Services                                           32p
Quick telephone reference                          32p

Distributions and taxes                            33p
Dividend and capital gain distributions            33p
Reinvestments                                      34p
Taxes                                              35p
How to determine the correct TIN                   37p

How the Fund and Portfolio are organized           38p
Shares                                             38p
Voting rights                                      38p
Shareholder meetings                               38p
Special considerations regarding
  master/feeder structure                          39p
Board members and officers                         41p
Investment manager                                 43p
Administrator and transfer agent                   43p
Distributor                                        44p

About American Express Financial Corporation       45p
General information                                45p

Appendix                                           46p
Descriptions of derivative instruments             46p
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PAGE 4
To our shareholders

(Photo of) William R. Pearce
President of the Fund

(Photo of) Steven Merrell
Portfolio team member

From the president

This report marks the first since this Fund changed its name from IDS Managed Retirement Fund to IDS Managed Allocation Fund last August. The name was changed only to more accurately reflect the Fund's asset-allocation investment style-that is, a mix of U.S. stocks and bonds and foreign stocks, whose portions are adjusted according to the views of the portfolio management team.

The volatility in the stock market in recent months has put some investors, even experienced ones, on edge. Although no one can know exactly what will happen next, history tells us that ups and downs are intrinsic to stock investing.

But, history also shows that changing strategies with every twist and turn of the market is an impractical and, worse yet, typically unproductive way to invest. What matters more, therefore, is how we react to market volatility.

If we take a long-term view and accept the down with the ups, we improve our chances of success. For in the investment world, the race most often goes not to the swift, but to the persistent.

Along the way, of course, you'll still want to review your investment program to make sure it's on track to achieving your financial goals. Your American Express financial advisor will help you do just that, and I suggest you take advantage of his or her services on a regular basis.

On May 13, 1996, the Fund began investing its assets in Total Return Portfolio instead of directly in securities of individual companies. Following the portfolio manager's letter are the financial statements of both the Fund and Portfolio. The notes to the financials and the prospectus go into more detail of how the new structure works.

William R. Pearce

From the portfolio
management team

The Fund provided positive results during the past fiscal period, although the gain was tempered by weak returns from U.S. bonds and foreign stocks. For the December 1995 through September 1996 period, the total return (net asset value change and distributions) from the Fund's Class A shares was 7.1%.

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PAGE 5
The U.S. stock market was generally strong over the 10 months, as relatively low long-term interest rates, a low rate on inflation, mostly good corporate profits and moderate economic growth provided a good foundation for stocks. In fact, the only meaningful downturn for the market came last July, when temporary fears of higher inflation and higher interest rates sparked a stock sell-off.

U.S. stocks lead the way

Not surprisingly, the U.S. stock portion of the portfolio made the greatest contribution to Fund performance during the fiscal period. The great majority of the U.S. holdings were concentrated in large, blue-chip companies that help comprise the Standard & Poor's 500 Stock Index. To the Fund's benefit, we increased exposure to the U.S. market from under 40% last January to about 50% by the end of September. Throughout the period, the majority of the stocks fell into the consumer, industrial, technology and financial services sectors.

The U.S. bond market had a much rockier road the past 10 months because of fluctuations in long-term interest rates. In the fall of 1995, with rates still falling, bonds enjoyed considerable price appreciation. By February of 1996, though, inflation worries caused rates to reverse direction, sending the bond market into a nearly two-month slide. To combat that trend, we reduced our bond holdings somewhat and shortened the duration of the bond portion of the portfolio, a strategy that lessens the impact of interest-rate swings on bond prices. By period-end, 17.4% of the portfolio was invested in U.S. bonds, with another 3.2% in foreign bonds.

Foreign stock performance was mixed. Our holdings in "emerging" markets such as Poland, Argentina, Mexico and China were the most productive, while those in major markets such as Japan and the United Kingdom, the portfolio's largest foreign exposures, were relatively lackluster. We kept about 25% of the assets in foreign stocks.

Substantial
diversification

As we begin a new fiscal year, the portfolio's allocation is roughly 50% large-cap U.S. stocks, 25% foreign stocks, 20% bonds and 5% small-cap U.S. stocks. This mix reflects the portfolio management team's belief that stocks, both here and in foreign markets, currently offer the best return potential. Still, diversification is important, and that fact is reflected not only by the bond exposure but by the number of stocks owned in the portfolio-about 600. We expect that to prove beneficial during periods of potential market volatility.

Steven Merrell

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PAGE 6
Class A

10-month performance
(All figures per share)

Net asset value (NAV)
____________________________
Sept. 30, 1996        $12.20
____________________________
Nov. 30, 1995         $12.19
____________________________
Increase              $ 0.01
____________________________

Distributions
Dec. 1, 1995 - Sept. 30, 1996
____________________________
From income           $ 0.37
____________________________
From capital gains    $ 0.44
____________________________
Total distributions   $ 0.81
____________________________
Total return*         + 7.1%**
____________________________

Class B

10-month performance
(All figures per share)

Net asset value (NAV)
____________________________
Sept. 30, 1996        $12.15
____________________________
Nov. 30, 1995         $12.16
____________________________
Decrease              $(0.01)
____________________________

Distributions
Dec. 1, 1995 - Sept. 30, 1996
____________________________
From income           $ 0.29
____________________________
From capital gains    $ 0.44
____________________________
Total distributions   $ 0.73
____________________________
Total return*         + 6.5%**
____________________________

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PAGE 7
Class Y

10-month performance
(All figures per share)

Net asset value (NAV)
____________________________
Sept. 30, 1996        $12.20
____________________________
Nov. 30, 1995         $12.19
____________________________
Increase              $ 0.01
____________________________

Distributions
Dec. 1, 1995 - Sept. 30, 1996
____________________________
From income           $ 0.39
____________________________
From capital gains    $ 0.44
____________________________
Total distributions   $ 0.83
____________________________
Total return*         + 7.3%**
____________________________

 *The prospectus discusses the effect of
  sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

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PAGE 8

The Portfolio's ten largest holdings

The ten holdings listed here make up 13.95% of the Portfolio's net assets
____________________________________________________________________________

                                        Percent                       Value
                     (of Portfolio's net assets)      (as of Sept. 30, 1996)
____________________________________________________________________________
Nations Bank                               1.81%                $50,648,125

A bank holding company with a strong
presence in North Carolina, South Carolina,
Texas, Virginia, Florida and Georgia.

Norwest                                    1.63                  45,730,950

A diversified financial services
organization that operates through
subsidiaries engaged in banking and
related businesses.

Emerson Electric                           1.49                  41,799,975

A diversified manufacturer of electrical and electronic products for use in commercial and industrial products, appliances and construction-related components.

Johnson & Johnson                          1.46                  40,795,000

A major producer of health-care products, including consumer products, medical and dental devices and products, and a wide variety of ethical and over-the-counter drugs.

Federal Natl Mtge Assn                     1.35                  37,698,084

7.50% 2024-2025

Merck                                      1.34                  37,488,763

One of the world's largest drug manufacturers.

UNUM                                       1.25                  35,062,500
$2.34 Cv Pfd

Through its various subsidiaries, UNUM
Corporation offers a broad range of
disability, health and life insurance, and group pensions products.

PepsiCo                                    1.23                  34,453,700

A major consumer company with interests
in snack foods, soft drinks and restaurants.

General Electric                           1.23                  34,334,300

A diversified company with interest in
manufacturing, broadcasting (NBC),
financial services and technology.

American Home Products                     1.16                  32,461,500

This company is engaged in the discovery, development, manufacture, distribution and sale of a diversified line of products in three business segments: health care products, agricultural products and food products.


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PAGE 9
Making the most of the Fund

Average annual total return
(as of Sept. 30, 1996)

                1 year    Since inception     5 years    10 years

Class A         + 3.01%            --%        +10.74%    +13.34%
Class B*        + 2.61%        +13.44%            --%        --%
Class Y*        + 8.61%        +16.88%            --%        --%

*Inception date was March 20, 1995.

The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Figures for Class A reflect the effect of the maximum 5% sales charge and figures for Class B reflect the applicable contingent deferred sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Build your assets systematically

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

This does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

Month       Amount       Per-share      Number of shares purchased
            invested     market price
Jan         $100         $20            5.00 XXXXX
Feb          100          18            5.56 XXXXXx
March        100          17            5.88 XXXXXx
April        100          15            6.67 XXXXXXx
May          100          16            6.25 XXXXXXx
June         100          18            5.56 XXXXXx
July         100          17            5.88 XXXXXx
Aug          100          19            5.26 XXXXXx
Sept         100          21            4.76 XXXXx
Oct          100          20            5.00 XXXXX

(footnotes to table) By investing an equal number of dollars each month...
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PAGE 10
(arrow in table pointing to April) you automatically buy more shares when the per share market price is low...

(arrow in table pointing to September) and fewer shares when the per share market price is high.

You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

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PAGE 11
The Fund's long-term performance

Three ways to benefit from a mutual fund:

o your shares increase in value when the Fund's investments do well

o you receive capital gains when the gains on investments sold by the Fund exceed losses

o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

How your $10,000 has grown in IDS Managed Allocation Fund


$40,000
                                                            $34,982
                                                 Managed Allocation
                                                            Class A
$30,000

                                              S&P 500
                                          Stock Index

$20,000
                                         Lipper Flexible Portfolio
                                                        Fund Index

                  Lipper Growth & Income Fund Index


$10,000


'86   '87    '88   '89   '90    '91   '92    '93   '94    '95   '96

Average annual total return
(as of Sept 30, 1996)

                1 year          Since         5 years   10 years
                            inception

Class A          +3.01%            --%        +10.74%    +13.34%
Class B*         +2.61%        +13.44%            --%        --%
Class Y*         +8.61%        +16.88%            --%        --%

*Inception date was March 20, 1995.

Assumes: Holding period from 10/1/86 to 9/30/96. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $17,907. Also see "Performance" in the Fund's current prospectus.
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PAGE 12
Standard & Poor's 500 Stock Index (S&P 500), an unmanaged list of common stocks, is frequently used as a general measure of market performance. However, the S&P 500 companies are generally larger than those in which the Fund invests.

Lipper Flexible Portfolio Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to this Fund, although some funds in the index may have somewhat different investment policies or objectives.

Lipper Growth & Income Fund Index, published by Lipper Analytical
Services, Inc., includes 30 funds that are generally similar to this Fund, although some funds in the index may have somewhat different investment policies or objectives.

On the graph above you can see how the Fund's total return compared to three widely cited performance indexes, the S&P 500, Lipper Flexible Portfolio Fund Index and the Lipper Growth and Income Fund Index. When the Fund changed to an asset-allocation investment style, Lipper switched IDS Managed Allocation Fund from the Lipper Growth and Income Index to the Lipper Flexible Portfolio Fund Index. Both Lipper indexes are being shown during this transition year. In the future, only the Lipper Flexible Portfolio Fund Index will be included. In comparing Managed Allocation Fund to the three indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes. If you were actually to buy either individual stocks or growth mutual funds, any sales charges that you pay would reduce your total return as well.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.
This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

PAGE 13
IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale holding two worlds

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

PAGE 14
IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) office building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

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PAGE 15
IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

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PAGE 16
IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily of high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio which seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

PAGE 17
IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head enclosed

Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes.
Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column enclosed

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

PAGE 18
IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with a tree enclosed

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Federal income tax information

IDS Managed Allocation Fund
___________________________________________________________________

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end oflast year will be reported to you on a tax statement sent next January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Managed Allocation Fund
Fiscal period ended Sept. 30, 1996

Class A
Income distributions taxable as dividend income, 29.72% qualifying for deduction by corporations.

Payable date                  Per share

Dec. 28, 1995                 $0.14083
March 29, 1996                 0.07281
June 28, 1996                  0.07682
Sept. 27, 1996                 0.07403

Total                         $0.36449

Capital gain distribution taxable as long-term capital gain.

Payable date                  Per share

Dec. 28, 1995                 $0.44142

Total distributions           $0.80591

The distribution of $0.58225 per share, payable Dec. 28, 1995, consisted of $0.14083 from net short-term capital gains (taxable as dividend income) and $0.44142 from net long-term capital gains.

Class B
Income distributions taxable as dividend income, 29.72% qualifying for deduction by corporations.

Payable date                  Per share

Dec. 28, 1995                 $0.14083
March 29, 1996                 0.04231
June 28, 1996                  0.05687
Sept. 27, 1996                 0.05282

Total                         $0.29283

Capital gain distribution taxable as long-term capital gain.

Payable date                  Per share

Dec. 28, 1995                 $0.44142

Total distributions           $0.73425

The distribution of $0.58225 per share, payable Dec. 28, 1995, consisted of $0.14083 from net short-term capital gains (taxable as dividend income) and $0.44142 from net long-term capital gains.

Class Y
Income distributions taxable as dividend income, 29.72% qualifying for deduction by corporations.

Payable date                  Per share

Dec. 28, 1995                 $0.14083
March 29, 1996                 0.08295
June 28, 1996                  0.08196
Sept. 27, 1996                 0.07921

Total                         $0.38495

Capital gain distribution taxable as long-term capital gain.

Payable date                  Per share

Dec. 28, 1995                 $0.44142

Total distributions           $0.82637

The distribution of $0.58225 per share, payable Dec. 28, 1995, consisted of $0.14083 from net short-term capital gains (taxable as dividend income) and $0.44142 from net long-term capital gains.

PAGE 21
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area: 671-1630

AMERICAN
EXPRESS
Financial
Advisors


IDS Managed Allocation Fund
IDS Tower 10
Minneapolis, MN  55440-0010

PAGE 22
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.